INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	$ 1,161,729,392	$ 990,986,123	$ 797,297,716
Non-current assets	1,848,971,215	1,955,120,524	1,650,766,684
Total assets	3,010,700,607	2,946,106,647	2,448,064,400
Current liabilities	949,245,134	529,567,279	378,056,186
Non-current liabilities	1,178,052,821	1,315,125,809	1,238,447,623
Total liabilities	2,127,297,955	1,844,693,088	1,616,503,809
Average net financial debt last 4 quarters	883,402,652	1,101,413,559	831,560,591	$ 968,903,948
Revenues from ordinary activities	2,656,878,395	2,216,732,593	1,698,281,237
Share of profit of investments in associates and joint ventures accounted for using the equity method	1,409,069	3,093,102	2,228,763
Other comprehensive income	(170,052,729)	151,896,435	(191,713,733)
Comprehensive income	(41,593,742)	308,928,103	$ (68,596,413)
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	63,615,517	72,400,404
Non-current assets	52,964,004	42,875,230
Total assets	116,579,521	115,275,634
Current liabilities	45,222,022	57,080,891
Non-current liabilities	24,318,944	14,467,165
Total liabilities	69,540,966	71,548,056
Average net financial debt last 4 quarters	47,038,555	43,727,578
Revenues from ordinary activities	97,834,148	77,805,312
Earnings/Net income before taxes	6,640,224	7,347,219
Earnings/Net income after taxes	5,517,062	5,509,658
Comprehensive income	5,517,062	5,509,658
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	41,997,646	19,468,334
Non-current assets	89,524,823	92,639,217
Total assets	131,522,469	112,107,551
Current liabilities	21,366,336	21,255,566
Non-current liabilities	45,013,681	34,960,269
Total liabilities	66,380,017	56,215,834
Average net financial debt last 4 quarters	65,142,452	55,891,716
Revenues from ordinary activities	(741)	(25,164,499)
Earnings/Net income before taxes	478,458	4,518,371
Earnings/Net income after taxes	243,170	2,573,415
Other comprehensive income	9,680,320	2,363,061
Comprehensive income	9,923,490	4,936,476
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Non-current assets	11,424,515	9,779,486
Total assets	11,424,515	9,779,486
Non-current liabilities	31	28
Total liabilities	31	28
Average net financial debt last 4 quarters	11,424,484	9,779,458
Revenues from ordinary activities	782,772	204,624
Earnings/Net income before taxes	782,772	204,624
Earnings/Net income after taxes	782,772	204,624
Comprehensive income	782,772	204,624
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	22,376	20,648
Non-current assets	317,159	294,662
Total assets	339,535	315,310
Current liabilities	201,853	186,266
Total liabilities	201,853	186,266
Average net financial debt last 4 quarters	137,682	129,043
Revenues from ordinary activities	134,401	126,016
Earnings/Net income before taxes	134,401	126,016
Earnings/Net income after taxes	134,401	126,016
Comprehensive income	134,401	126,016
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	77,547,906	68,192,154
Non-current assets	54,195,351	50,034,496
Total assets	131,743,257	118,226,650
Current liabilities	16,269,385	12,991,480
Non-current liabilities	11,698,126	6,489,944
Total liabilities	27,967,511	19,481,425
Average net financial debt last 4 quarters	103,775,746	98,745,226
Revenues from ordinary activities	65,797,238	94,169,579
Earnings/Net income before taxes	3,804,172	2,876,850
Earnings/Net income after taxes	1,427,601	1,556,223
Other comprehensive income	1,522	49,784
Comprehensive income	1,429,123	1,606,007
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	22,235,713	16,765,435
Non-current assets	27,128,282	33,021,014
Total assets	49,363,995	49,786,449
Current liabilities	14,693,964	10,009,915
Non-current liabilities	12,270,207	18,294,787
Total liabilities	26,964,171	28,304,702
Average net financial debt last 4 quarters	22,630,444	21,481,747
Revenues from ordinary activities	45,104,125	35,224,230
Earnings/Net income before taxes	(5,105,685)	(31,042,731)
Earnings/Net income after taxes	(5,067,707)	(37,324,877)
Other comprehensive income	275,534	30,547,925
Comprehensive income	(4,792,173)	(6,776,952)
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	26,927,496	29,227,758
Non-current assets	75,247,746	75,706,352
Total assets	102,175,242	104,934,110
Current liabilities	9,038,769	10,181,664
Non-current liabilities	5,480,067	7,164,058
Total liabilities	14,518,836	17,345,722
Average net financial debt last 4 quarters	87,656,406	87,588,388
Revenues from ordinary activities	25,249,336	46,509,329
Earnings/Net income before taxes	(896,914)	2,306,620
Earnings/Net income after taxes	163,561	2,869,945
Comprehensive income	$ 163,561	$ 2,869,945